Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGGLX
Newgate Global Resources Fund (Prospectus Summary) | Newgate Global Resources Fund | Newgate Global Resources Fund Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGIRX